Stockholders' Equity (Details) - Schedule of option activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Option Activity Abstract
Number of Options, Outstanding beginning Balance		950,236
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 4.96	$ 5.44
Weighted average contractual life term, outstanding		8 years 9 months 25 days	9 years 5 months 23 days
Number of Options, Granted	100,000	383,125
Weighted Average Exercise Price, Granted	$ 8.8	$ 6.04
Weighted average contractual life term, Granted	9 years 8 months 8 days
Number of Options, Expired	(15,625)
Weighted Average Exercise Price, Expired	$ 5
Weighted Average Contractual Life, Expired	8 years 29 days
Total Intrinsic Value, Expired	$ 40,626
Number of Options, Forfeited	(15,625)	(420,625)
Weighted Average Exercise Price, Forfeited	$ 5	$ 5.44
Weighted average contractual life term, Forfeited	8 years 29 days
Total Intrinsic Value, Forfeited	$ 40,624
Number of Options, Outstanding at December 31, 2021	981,486	912,736
Weighted Average Exercise Price, Outstanding at December 31, 2021	$ 5.33	$ 4.96	$ 5.44
Weighted Average Contractual Life,Outstanding at December 31, 2021	7 years 9 months 14 days	8 years 4 months 2 days
Total Intrinsic Value,Outstanding Outstanding at December 31, 2021	$ 2,344,489	$ 1,951,117
Number of Options, Exercisable	762,666
Weighted Average Exercise Price, Exercisable	$ 4.68
Weighted Average Contractual Life, Exercisable	7 years 4 months 6 days
Total Intrinsic Value, Exercisable	$ 2,256,558	$ 1,685,099